Semi-Annual Report (unaudited)

March 31, 2003

Mosaic Tax-Free Trust

Mosaic Arizona Tax-Free Fund
Mosaic Missouri Tax-Free Fund
Mosaic Virginia Tax-Free Fund
Mosaic Tax-Free National Fund
Mosaic Tax-Free Money Market

Mosaic Funds
www.mosaicfunds.com

Letter to Shareholders

The semi-annual period ended March 31, 2003 saw a moderation of the three-year bull market for municipal bonds. Bond investors wrestled with the direction of the economy and interest rates throughout the period, setting the stage for considerable movements in tax-free bond valuations. News that was seen as encouraging for the economy drove bond prices down, as investors began to anticipate higher interest rates ahead. Negative news, including discouragement with the progress of war in Iraq, raised the specter of rates maintaining their 40-year lows, or even dipping lower. These negative indicators were generally a boost for bond valuations. From the beginning of the period, September 30, 2002, through March 31, 2003, the ups and downs ended with the bond funds in Mosaic Tax-Free Trust just about even for the period. Overall, Mosaic’s municipal bond funds were positioned with shorter durations than their benchmarks during this period, which was a net positive for relative total return. Six-month total returns for the bond funds in Tax-Free Trust were: 0.23% for Tax-Free National; 0.85% for Tax-Free Arizona; -0.27% for Tax-Free Missouri; and 0.49% for Tax-Free Virginia. As of March 31, 2003, with Federal Reserve Rates at historic lows, Mosaic Tax-Free Money Market was yielding 0.65% on a seven-day basis with an effective annual yield of 0.67%. Over the same period, the Lipper General Municipal Debt Index was up 0.43%.

Mosaic’s Tax-Free portfolios always have an emphasis on high-quality, investment-grade bonds. This is clearly a source of strength in the funds in difficult economic times, and was a boost for performance over the past three years. However, the market is always forward-looking, and over this six-month period there was a growing sense that better times lay ahead. As a result, riskier, high-yield bonds rallied over the past six months, although still showing annualized losses for the past three years, as measured by the Lipper High-Yield Municipal Debt Fund Index.

Another source of strength in our holdings was the high percentage of non-callable bonds. Whenever possible, we opt for these bonds, which continue to yield high rates, even when the overall interest rate environment dips. Callable bonds, on the other hand, allow the issuer to reclaim the bonds when their yield appears to be high compared to current rates. To an important extent, the variance of return in our state tax-free funds represents the availability of non-callable bonds within that state.

Economic Overview

As the six-month period opened in October of 2002, municipal bonds were coming off a very strong stretch, with interest rates continuing to work their way lower. Investors began to wonder if the three-year bull market in bonds and the corresponding dive in stock valuations would reverse. These expectations created a three-month period in which stocks moved ahead dramatically, while bonds, particularly those of longer duration, lost value. This optimism proved to be short-lived, and as the first quarter of 2003 unfolded, investors continued to move assets away from stocks into the perceived safety of bonds. This investor behavior was driven by mixed news about the economy and geo-political jitters in the months preceding American military action in Iraq.

In terms of the underlying economy, mixed signals were the rule for the six-month period, even though the economy demonstrated modest growth. U.S. interest rates remained at historic lows, and hovered at levels that made them the lowest among all developed countries except Japan. This created an uneasy equilibrium between the United States’ need to attract foreign capital and the low nominal level of rates. This conflict helped set the stage for monetary and fiscal stimulus to improve economic conditions over the coming year, which would be expected to push interest rates higher. As the period wound down, we also saw prospects of lower taxes and higher government spending, sparked in large part by the war in Iraq.

Outlook

This semi-annual period ended at a time of particular uncertainty, with the war in Iraq producing both hope and concern and the overall economy demonstrating similar conflicts. At times like these, it is possible to make compelling cases for both pessimistic and optimistic outlooks. While it is impossible to foresee the future, we do spend considerable energy sorting through indicators and scenarios to aid in the positioning of our fixed income portfolios. At the end of this period, we remain cautiously optimistic about the economy and retain hope that the geopolitical instabilities will be moderated by the time we review the annual period at the end of September.

In terms of municipal bonds, a recovering economy and rising rates will likely be a temporary negative for total returns. However, many of the investors in Mosaic Tax-Free Trust would be heartened to see yields improve in this scenario, as we gain access to newly issued bonds with higher coupon rates. Perhaps most importantly, municipal bonds will continue to be attractive for these core reasons: tax-advantaged income, relative safety and stability. While a recovering economy and rising rates would be a negative for the valuation of existing bonds, it would be a plus for the municipalities that issue these bonds. As a result, we are positive about the long-term outlook for high-quality municipal bonds and their place in a diversified portfolio.

ARIZONA FUND

Arizona continues to enjoy a strong, well-diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of 0.85% for the six-month period and the 30-day SEC yield was 2.76% as of March 31, 2003. The duration of the portfolio was 6.48 years while the average credit quality remained at AA. Purchases made during the period included Maricopa County Unified School District general obligation bonds. Arizona ranked 14th in the country in terms of issuance on a year-to-date basis.

MISSOURI FUND

Missouri has a broad-based and diversified economy that is service-sector oriented. The State’s general obligation bonds are rated AAA. The Fund had a total return of -0.27% for the six-month period and the 30-day SEC yield was 2.79% as of March 31, 2003. The duration of the portfolio was 7.45 years while the average credit quality was maintained at AA. Purchases during the period included the Missouri State Development Finance Board infrastructure revenue bonds for Branson and Jackson County School District number 7 general obligation bonds. Missouri ranked 17th in the country in terms of issuance on a year-to-date basis.

VIRGINIA FUND

The Commonwealth of Virginia maintains an AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 0.49% for the six-month period and the 30-day SEC yield was 3.07% as of March 31, 2003. The duration of the portfolio was 7.05 years while the average credit quality was maintained at AA. Purchases during the period included the Upper Occoquan Sewer Authority revenue bonds and the Richmond Metropolitan Expressway Authority revenue bonds. Virginia ranked 10th in the country in terms of issuance on a year-to-date basis.

NATIONAL FUND

The National Fund had a total return of 0.23% for the six-month period and the 30-day SEC yield was 2.50% as of March 31, 2003. The duration of the portfolio was 6.10 years while the average credit quality was maintained at AA1. Purchases made during the period included King County, Washington School District general obligations and Northhampton, Pennsylvania general purpose revenue bonds. The United States and its territories have issued $84 billion in muni bonds year-to-date through the end of March which represents a 22% increase in volume over the same period last year.

MONEY MARKET FUND

The fund continues to provide a high degree of liquidity and safety of principal. As of March 31, 2003, the fund’s seven-day yield was 0.65%, which is equivalent to a taxable yield of 1.06% for an investor in the 38.6% federal tax bracket. The average maturity of the fund stood at 33 days at the end of the annual period. In this low interest rate environment, we are currently waiving a portion of the fund’s total expenses. Absent the waivers, the seven-day yield would have been 0.30%.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President

Arizona Fund • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 97.6% of net assets
		EDUCATION: 8.1%
Baa2	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	$75,824
Aaa	AAA	Pima County, Arizona School District, (MBIA Insured), 5%, 7/1/09	125,000	139,316
Aaa	AAA	University of Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	302,497
		GENERAL OBLIGATION: 39.0%
Aa3	AA	Maricopa County Unified School District #210 (Phoenix), 5.375%, 7/1/13	400,000	450,528
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	295,392
Aaa	AAA	Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	302,953
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	109,102
Aaa	AAA	Mohave County Elementary School District #1 (Lake Havasu) (FGIC Insured), 5.9%, 7/1/15	200,000	228,566
Aaa	AAA	Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	214,869
Baa1	A-	Puerto Rico Commonwealth, 6.5%, 7/1/14	320,000	385,718
Aaa	AAA	Scottsdale Preserve Authority Excise Tax Revenue (FGIC Insured), 5.625%, 7/1/22	225,000	248,425
Aa2	AA	Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	266,247
		HOSPITAL: 7.4%
Aaa	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	200,000	203,858
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	274,293
		HOUSING: 4.9%
nr	AA	Maricopa County Industrial Development Authority, Multifamily Housing Revenue, (Pines at Camelback Apartments), 5.45%, 5/1/28	150,000	153,707
Aaa	nr	Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	155,000	162,700
		INDUSTRIAL DEVELOPMENT: 1.7%
Aaa	AAA	Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	$109,358
		LEASING AND OTHER FACILITIES: 17.2%
Aaa	AAA	Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	360,960
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5% 7/1/10	280,000	321,334
Aaa	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25% 6/1/12	250,000	282,560
Aaa	AAA	Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08	125,000	136,698
		POLLUTION CONTROL: 4.0%
Aaa	AAA	Navajo County Arizona Pollution Control Corporate (MBIA-IBC Insured), 5.875%, 8/15/28	250,000	258,837
		TRANSPORTATION: 11.2%
Aaa	AAA	Flagstaff Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	500,000	586,650
Aaa	AAA	Mesa Street and Highway Revenue Bond, (FSA Insured), 4%, 7/1/14	130,000	132,106
		WATER AND SEWER: 4.1%
nr	AA	Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	263,053
		TOTAL INVESTMENTS (cost $5,756,879)		$6,265,551
		CASH AND RECEIVABLES LESS LIABILITIES: 2.4% of net assets		155,502
		NET ASSETS: 100%		$6,421,053

Missouri Fund • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 97.8% of net assets
		EDUCATION: 26.5%
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	$333,810
Aaa	AAA	Kansas City School District Building (FGIC Insured), 5%, 2/1/14	150,000	155,986
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	315,153
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	345,689
Aa1	AA+	Platte County School District Park Hill, 5.5%, 3/1/14	300,000	324,825
Aaa	AAA	St. Louis Board of Education, 5.5%, 4/1/10	275,000	314,542
Aaa	AAA	St. Louis County Pattonville R-3 School District (FGIC Insured), 5.75%, 3/1/16	200,000	226,086
		GENERAL OBLIGATION: 13.7%
Aa2	nr	Jefferson County School District, 6.7%, 3/1/11	200,000	240,804
Aaa	AAA	Missouri State (Fourth State Building), 5.75%, 8/1/19	200,000	226,024
Baa1	A-	Puerto Rico Commonwealth Public Improvement, 6.5%, 7/1/14	480,000	578,578
		HOSPITAL: 1.7%
Aa2	AA+	Missouri State Certificate Participation, Rehabilitation Center, 6%, 11/1/15	115,000	125,588
		HOUSING: 7.4%
nr	AAA	St. Louis County Mortgage Revenue (AMT), 5.65%, 2/1/20	500,000	566,680
		LEASING AND OTHER FACILITIES: 39.9%
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	333,729
Aa3	nr	Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	217,094
Aaa	AAA	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 1/1/17	350,000	380,671
Baa1	BBB+	Missouri Development Financial Board Infrastructure Facilities Revenue Bond, 4.3%, 12/1/12	225,000	225,518
Aa1	AA+	Missouri State Board Public Buildings, 4.0%, 12/1/10	75,000	78,889
		LEASING AND OTHER FACILITIES: (continued)
Aa3	AA+	Missouri State Regional Convention and Sports Complex Authority, 5.5%, 8/15/13	250,000	$258,423
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	313,437
Aa3	nr	Springfield Public Building Corp. Leasehold Revenue Bond, 4.7%, 5/1/12	175,000	187,625
Aa3	AA+	St. Louis County Regional Convention and Sports Complex Authority, 5.5%, 8/15/13	300,000	310,107
Aaa	nr	St. Louis Municipal Finance Corporation, Leasehold Revenue Bond (AMBAC Insured), 5.75%, 2/15/17	300,000	338,919
Aaa	AAA	St. Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/21	375,000	397,691
		POLLUTION CONTROL REVENUE: 3.2%
A1	A+	St.. Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	243,484
		TRANSPORTATION: 3.5%
Aa2	AA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	267,342
		WATER AND SEWER: 1.9%
Aaa	nr	Jefferson County Public Watersupply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	148,147
		TOTAL INVESTMENTS (cost $6,827,846)		$7,454,841
		CASH AND RECEIVABLES LESS LIABILITIES: 2.2% of net assets		167,569
		NET ASSETS: 100%		$7,622,410

Virginia Fund • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 99.8% of net assets
		EDUCATION: 12.5%
A2	nr	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	500,000	$507,825
nr	A-	Lynchburg Industrial Development Authority, Educational Facilities Revenue (Randolph-Macon Women’s College), 5.875%, 9/1/13	500,000	514,510
nr	A	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	940,428
nr	A	Virginia College Building Authority, Educational Facilities Revenue (Randolph-Macon College), 4.125%, 3/1/13	655,000	662,696
Aa2	AA	Virginia College Building Authority, Educational Facilities Revenue (Washington and Lee University), 5.75%, 1/1/14	20,000	20,973
Aa2	AA	Virginia State Public Schools Authority, Special Obligation (York County), 5.9%, 7/15/13	500,000	540,215
A1	AA-	Virginia State Universities, University Revenue (Virginia Commonwealth University), 5.75%, 5/1/15	500,000	545,835
		GENERAL OBLIGATION: 31.7%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	222,492
Aaa	AAA	Arlington County, 5%, 2/1/19	250,000	261,850
Aaa	AAA	Culpepper County, 6%, 1/15/21	500,000	567,145
Aaa	nr	Danville, (FSA Insured), 5%, 8/1/12	1,035,000	1,151,500
A2	A	Henry County, 6%, 7/15/14	500,000	540,515
Aaa	AAA	Leesburg, (AMBAC Insured), 5.6%, 6/1/15	500,000	554,355
Aa1	AA+	Loudoun County, 5.25%, 5/1/13	750,000	837,697
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,170,000	1,265,811
Aaa	AAA	Norfolk, (FGIC Insured), 5%, 7/1/11	585,000	636,544
A1	nr	Prince George County, 4.5%, 8/1/12	400,000	425,680
Baa1	A-	Puerto Rico Commonwealth, 6.5%, 7/1/14	1,115,000	1,343,987
Aaa	AAA	Portsmouth, 4.75%, 6/1/14	1,000,000	1,045,530
Aa1	AA+	Virginia Beach, 5%, 3/1/12	540,000	599,222
		HOSPITAL: 19.5%
A2	nr	Arlington County Industrial Development Authority, Hospital Facilities Revenue Bond, 5.5%, 7/1/15	1,225,000	$1,304,796
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (FGIC Insured) (Prerefunded 10/1/04 @ 101), 6.375%, 10/1/14	350,000	380,625
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured) 5%, 10/1/10	250,000	277,840
A3	nr	Fredericksburg Industrial Development Authority Hospital Facilities Revenue, 5%, 8/15/08	450,000	488,709
Aaa	AAA	Fredericksburg Industrial Development Authority Hospital Facilities Revenue, 5.25%, 6/15/06	800,000	856,960
Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	640,000	751,699
Aa2	AA	Norfolk Industrial Development Authority, Hospital Revenue (Sentara Hospital), 6.5%, 11/1/13	1,000,000	1,075,830
Aaa#	nr	Prince William County Industrial Development Authority, Hospital Revenue, (Prerefunded 10/1/05 @ 102), 6.85%, 10/1/25	85,000	97,982
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	599,965
		HOUSING: 8.7%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	436,654
nr	A-	Prince William County Industrial Development Authority, Multi-Family Housing Revenue, 5.35%, 7/01/23	830,000	833,586
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,334,650
		INDUSTRIAL DEVELOPMENT: 7.0%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,062,310
Baa3	BBB	Peninsula Ports Authority Coal Terminal Revenue, 7.375%, 6/1/20	1,000,000	1,024,690
		LEASING AND OTHER FACILITIES: 5.3%
Aa2	AA+	Fairfax County Economic Development Authority, Lease Revenue, 5.5%, 5/15/18	500,000	$527,505
Aaa	AAA	Portsmouth Industrial Development Authority Revenue, Hotel Conference Center & Parking, 5.125%, 4/1/17	1,000,000	1,059,640
		MUNICIPAL OTHER: 8.9%
nr	A-	Fairfax County Park Authority, Park Facilities Revenue, (Prerefunded 7/15/03 @ 102), 6.625%, 7/15/14	500,000	517,750
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,102,120
Aa1	AA+	Virginia State Public Building Authority, Public Facilities Revenue, 5%, 8/01/18	1,000,000	1,045,550
		TRANSPORTATION: 1.3%
Aaa	AAA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	396,095
		WATER & WASTE: 4.9%
Aaa	AAA	Stafford County Water & Sewer Revenue, (FSA Insured), 4.5%, 6/1/11	335,000	360,313
Aaa	AAA	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,096,281
		TOTAL INVESTMENTS (cost $28,147,568)		$29,816,360
		CASH AND RECEIVABLES LESS LIABILITIES: 0.2% of net assets		33,468
		NET ASSETS: 100%		$29,849,828

National Fund • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 89.2% of net assets
		ARIZONA: 4.9%
Aaa	AAA	Rio Nuevo Multipurpose Facilities, Certificate Participation, (FGIC Insured), 4.5%, 7/1/08	1,100,000	$1,202,938
		FLORIDA: 5.3%
Aaa	AAA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,298,979
		ILLINOIS: 10.0%
Aaa	nr	Grundy County School District #054, General Obligation, (AMBAC Insured), 8.35%, 12/1/07	720,000	908,539
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	402,060
Aaa	AAA	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,160,780
		INDIANA: 7.2%
Aaa	AAA	Indiana Bond Bank, 5.75%, 8/1/13	550,000	633,155
Aaa	AAA	Indianapolis Industrial Thermal Energy Systems, (MBIA Insured), 5.5%, 10/1/12	1,000,000	1,143,010
		IOWA: 4.4%
nr	A	Davenport Community School District, School Improvements, 4.6%, 7/1/09	1,000,000	1,080,390
		KANSAS: 3.6%
Aa2	AA+	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	740,000	876,308
		MARYLAND: 3.0%
Aa1	AA+	Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16	100,000	109,017
Aaa	AAA	Baltimore Auto Parking Revenue (FGIC Insured), 5.9%, 7/1/09	75,000	87,810
Aa3	AA-	Baltimore, Port Facilities Revenue (Consolidated Coal Sales), 6.5%, 10/1/11	100,000	102,478
Aa2	AA	Frederick County, 5.1%, 12/1/17	75,000	81,294
Aaa	AAA	Maryland State, 5%, 7/15/11	50,000	$55,193
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	100,000	122,087
nr	AA+	Montgomery County Revenue Authority, Lease Revenue (Human Services Headquarters), 5.6%, 8/1/14	100,000	109,913
A2	nr	Northeast Waste Disposal Authority, Solid Waste Revenue Bond, 5.8%, 7/1/04	70,000	73,295
		MASSACHUSETTS: 5.1%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,259,510
		MICHIGAN: 2.1%
nr	A	Grand Rapids Charter Township, Retirement Facilities, 5.35%, 7/1/19	500,000	519,100
		MINNESOTA: 0.9%
Aa1	AA+	Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26	220,000	228,085
		MISSISSIPPI: 5.5%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	664,990
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	694,190
		MISSOURI: 4.6%
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond, 5%, 11/1/09	1,000,000	1,123,000
		NORTH DAKOTA: 2.2%
Baa1	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	546,265
		PENNSYLVANIA: 5.2%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	$1,286,870
		PUERTO RICO: 0.4%
Baa1	A-	Puerto Rico Commonwealth, 6.5%, 7/1/14	85,000	102,456
		SOUTH CAROLINA: 0.7%
Aaa#	AAA	Piedmont Municipal Power Agency Electrical Revenue (FGIC Insured), 6.5%, 1/1/16	145,000	179,919
		TENNESSEE: 3.3%
Aa1	nr	Williamson County, 5.5%, 9/1/14	695,000	801,460
		TEXAS: 16.2%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	369,355
Aaa	AAA	North Forest Independent School District, 6%, 8/15/11	1,050,000	1,237,246
nr	AA	Red River Educational Finance Revenue Bond, 5.75%, 5/15/15	1,000,000	1,125,860
Aaa	AAA	Texas Public Building Authority, Building Revenue (MBIA Insured), 7.125%, 8/1/11	1,000,000	1,227,670
		VIRGINIA: 3.2%
A3	nr	Fredericksburg Industrial Development Authority Hospital Facilities Revenue, 5%, 8/15/08	175,000	190,053
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	587,265
		WASHINGTON: 1.4%
Aaa	AAA	King County School District #415 Kent, (FSA Insured), 5.5%, 6/1/16	300,000	$344,355
		LONG TERM MUNICIPAL BOND TOTAL		$21,934,895
		SHORT TERM MUNICIPAL BONDS: 0.2% of net assets
Aaa	AAA	Palm Beach County Florida Water & Sewer Revenue Bond, 2%, 10/1/11^	50,000	50,000
		TOTAL INVESTMENTS (cost $20,019,443)		$21,984,895
		CASH AND RECEIVABLES LESS LIABILITIES: 10.6% of net assets		2,611,877
		NET ASSETS: 100%		$24,596,772

Money Market • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		SHORT TERM MUNICIPAL SECURITIES: 99.0% of net assets
		FLORIDA: 9.9%
VMIG1/Aa3	nr	Eustis Florida Health Facilities Authority Revenue, Waterman Medical Center, 1.15%, 12/1/15^	265,000	$265,000
Aa2	AA+	Florida Board Educational Cap Outlay, 5.1%, 6/1/12	120,000	121,920
VMIG1/Aaa	AAA	Palm Beach County Florida Water & Sewer Revenue Bond, 1.20%, 10/1/11^	100,000	100,000
		GEORGIA: 6.4%
Aaa	AAA	Chatham County School District (MBIA Insured) (Prerefunded 8/1/03 @102), 6.75%, 8/01/18	110,000	114,030
nr	A1/A	Fulton County Georgia Residential Care Facilities (LOC-Rabobank Nederland), 1.15%, 1/1/18^	200,000	200,000
		ILLINOIS: 4.1%
nr	A1/A+	Illinois Development Financial Authority Industrial Development Revenue (Field Container Corp.) (LOC-American National Bank & Trust), 1.15%, 6/1/03^	200,000	200,000
		KENTUCKY: 10.1%
VMIG1/Aa2	nr	Ashland Pollution Control Revenue (Ashland Oil Inc) (LOC-Suntrust Bank Nashville), 1.05%, 4/1/09^	300,000	300,000
Aaa#	AAA	Kentucky State Turnpike Authority Economic Development Road Revenue Bond, 5.5%, 7/1/11	190,000	195,727
		MICHIGAN: 7.9%
Aa3	AA	Grand Rapids Community College, 5%, 5/1/14	180,000	184,188
nr	SP-1+	Michigan Municipal Bond Authority Revenue Notes, 2.25%, 8/22/03	200,000	200,643
		MINNESOTA: 6.6%
VMIG1/Aaa	A1+/AAA	Minneapolis & St. Paul Housing and Redevelopment Authority Health Care Systems 1.20%, 8/15/25^	200,000	200,000
Aaa	AAA	Minnesota State General Obligation, 4.75%, 8/1/03	120,000	121,277
		MISSISSIPPI: 4.1%
P1/Aa2	nr	Jackson County Pollution Control Revenue Bond, 1.15%, 6/1/23^	200,000	$200,000
		MISSOURI: 4.1%
nr	A1+/AA	Independence Industrial Development Authority Revenue Bond, 1.15%, 11/1/27^	100,000	100,000
nr	A1+/AA	Missouri State Health & Educational Facilities Authority Revenue Bond, 1.15%, 6/1/26^	100,000	100,000
		NORTH CAROLINA: 16.3%
VMIG1/Aa1	A1/AAA	Greensboro, General Obligation (SPA-Wachovia Bank of NC), 1.15%, 4/1/07^	300,000	300,000
VMIG1/Aaa	A1/AAA	North Carolina Medical Care Commission, Hospital Revenue (Pooled Equipment Project) (MBIA Insured), 1.10%, 12/1/25^	300,000	300,000
nr	A+/A1	North Carolina Medical Care Commission, Retirement Facilities Revenue (Aldersgate Project) (LOC-Branch Banking & Trust), 1.25%, 12/1/25^	200,000	200,000
		PENNSYLVANIA: 4.1%
MIG1	nr	Pennsylvania Higher Educational Facilities Authority Revenue Bond, 2.5%, 11/25/03	200,000	201,467
		TENNESSEE: 5.6%
VMIG1/Aaa	A1+/AAA	Metropolitan Nashville Airport Authority Revenue (FGIC Insured) (LOC- Societe Generale), 1.2%, 7/1/19 ^	275,000	275,000
		TEXAS: 6.1%
VMIG1/Aa2	A1/A+	Port Development Corporation, Marine Terminal Revenue (Stolt Terminal) (LOC-Canadian Imperial Bank), 1.15%, 1/15/14^	300,000	300,000
		UTAH: 4.2%
Aaa	AAA	Cache County School District (AMBAC Insured) (Prerefunded 6/15/03 @ 101), 5.8% 6/15/09	200,000	203,897
		WASHINGTON: 5.4%
VMIG1/A1	nr	Washington State Housing Finance Commission, Housing Revenue (Panorama City Project) (LOC-Key Bank of Washington), 1.27%, 1/1/27^	100,000	$100,000
VMIG1/Aa2	nr	Washington State Housing Finance Commission, Non-Profit Housing Revenue, 1.27%, 8/1/19^	165,000	165,000
		WYOMING: 4.1%
VMIG1/Aa2	nr	Uinta County Pollution Control Revenue 1.15%, 12/1/22^	200,000	200,000
		TOTAL INVESTMENTS (cost $4,848,149)		$4,848,149
		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets		47,695
		NET ASSETS: 100%		$4,895,844

Notes to Portfolio of Investments:
^	Security has a variable coupon rate and/or is subject to a demand feature before final maturity. Coupon rate as of March 31, 2003.
#	Refunded or escrowed to maturity
AMBAC	American Municipal Bond Assurance Corporation
AMT	Subject to Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Federal Security Assistance
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
Moody’s	Moody’s Investors Service, Inc.
nr	Not rated
PSF	Permanent School Fund
S&P	Standard & Poor’s Corporation
*	Credit ratings are unaudited
+	Aggregate cost for federal income tax purposes as of March 31, 2003.

Statements of Assets and Liabilities (unaudited)

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund	Money Market
ASSETS
Investments, at value (Note 1)
mInvestment securities	$6,265,551	$7,454,841	$29,816,360	$21,934,895	$0000,00,--
mShort term securities	--	--	--	50,000	4,848,149
mTotal investments*	6,265,551	7,454,841	29,816,360	21,984,895	4,848,149
Cash	78,311	98,562	3,533	602,689	46,751
Receivables
mInvestment securities sold	--	--	--	1,674,000	--
mInterest	83,324	81,523	394,958	276,180	21,664
mCapital shares sold	--	--	16,200	409,325	19
Total assets	6,427,186	7,634,926	30,231,051	24,947,089	4,916,583
LIABILITIES
Payables
mInvestment securities purchased	--	--	363,840	342,997	--
mIncome distribution	4,999	5,114	9,422	7,200	46
mCapital shares redeemed	1,134	7,402	7,961	120	20,693
Total liabilities	6,133	12,516	381,223	350,317	20,739
NET ASSETS (Note 5)	$6,421,053	$7,622,410	$29,849,828	$24,596,772	$4,895,844
CAPITAL SHARES OUTSTANDING	589,261	692,985	2,500,395	2,166,157	4,896,661
NET ASSET VALUE PER SHARE	$0(0010.90	$000,11.00	$0000,11.94	$0 00,11.36	$0000,1.00
*INVESTMENT SECURITIES, AT COST	$5,756,879	$6,827,846	$28,147,568	$20,019,443	$4,848,149

Statements of Operations (unaudited)

For the period ended March 31, 2003
	Arizona Fund	Missouri Fund	Virginia Fund	National Fund	Money Market
INVESTMENT INCOME (Note 1)
mInterest Income	$147,351	$189,307	$726,179	$534,579	$31,538
EXPENSES (Notes 2 and 3)
mInvestment advisory fees	19,974	24,570	93,260	74,042	12,576
mService agreement fees	15,341	18,083	58,195	52,126	9,077
mExpenses waived	--)	--)	--	--	(6,434)
Total expenses	35,315	42,653	151,455	126,168	15,219
NET INVESTMENT INCOME	112,036	146,654	574,724	408,411	16,319
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
mNet realized gain (loss) on investments	(3,601)	62,968	62,116	96,826	--
mChange in net unrealized depreciation of investments	(68,086)	(247,839)	(478,152)	(456,505)	--
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(71,687)	(184,871)	(416,036)	(359,679)	--
TOTAL INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,349	$(38,217)	$158,688	$48,732	$16,319

Statements of Changes in Net Assets

For the periods indicated

	Arizona Fund		Missouri Fund		Virginia Fund
	Period Ended March 31, 2003*	Year Ended Sept. 30, 2002	Period Ended March 31, 2003*	Year Ended Sept. 30, 2002	Period Ended March 31, 2003*	Year Ended Sept. 30, 2002
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$112,036	$ 247,713	$146,654	$309,921	$574,724	$1,182,860
Net realized gain (loss) on investments	(3,601)	27,750	62,968	28,681	62,116	178,807
Net unrealized appreciation (depreciation) on investments	(68,086)	203,733	(247,839)	364,338	(478,152)	924,856
Total increase (decrease) in net assets resulting from operations	40,349	479,196	(38,217)	702,940	158,688	2,286,523
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(112,036)	(247,713)	(146,654)	(309,921)	(574,724)	(1,182,860)
From net capital gains	--	--	--	--	(117,232)	--
CAPITAL SHARE TRANSACTIONS (Note 7)	(308,198)	(313,084)	(761,821)	233,232	302,947	(770,108)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(379,885)	(81,601)	(946,692)	626,251	(230,321)	333,555
NET ASSETS
Beginning of period	$6,800,938	$6,882,539	$8,569,102	$7,942,851	$30,080,149	$29,746,594
End of period	$6,421,053	$6,800,938	$7,622,410	$8,569,102	$29,849,828	$30,080,149

National Fund			Money Market
Period Ended March 31, 2003*	Year Ended Sept. 30, 2002		Period Ended March 31, 2003*	Year Ended Sept. 30, 2002
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$408,411	$880,637	$16,319	$42,909
Net realized gain on investments	96,826	344,059	--	--
Net unrealized appreciation (depreciation) of investments	(456,505)	864,307	--	--
Total increase in net assets resulting from operations	48,732	2,089,003	16,319	42,909
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(408,411)	(880,637)	(16,319)	(43,669)
CAPITAL SHARE TRANSACTIONS (Note 7)	682,313	(1,351,644)	(155,245)	(42,967)
TOTAL INCREASE (DECREASE) IN NET ASSETS	322,634	(143,278)	(155,245)	(43,727)
NET ASSETS
Beginning of period	$24,274,138	$24,417,416	$5,051,089	$5,094,816
End of period	$24,596,772	$24,274,138	$4,895,844	$5,051,089

*Unaudited

Financial Highlights

Selected data for a share outstanding for the periods indicated.

ARIZONA FUND
	Period Ended March 31,	Year Ended September 30,
	2003*	2002	2001	2000	1999
Net asset value, beginning of period	$11.00	$10.63	$10.06	$10.03	$10.74
Investment operations:
mNet investment income	0.19	0.39	0.42	0.45	0.44
mNet realized and unrealized gain (loss) on investments	(0.10)	0.37	0.57	0.03	(0.71)
Total from investment operations	0.09	0.76	0.99	0.48	(0.27)
mLess distributions from net investment income	(0.19)	(0.39)	(0.42)	(0.45)	(0.44)
Net asset value, end of period	$10.90	$11.00	$10.63	$10.06	$10.03
Total return (%)	0.85	7.37	10.01	4.93	(2.57)
Ratios and supplemental data
Net assets, end of period (in thousands)	$6,421	$6,801	$6,883	$6,451	$7,175
mRatio of expenses to average net assets (%)	1.10	1.11	1.10	1.12	1.12
mRatio of net investment income to average net assets (%)	3.50	3.69	4.01	4.53	4.23
mPortfolio turnover (%)	1	15	20	29	37

MISSOURI FUND
	Period Ended March 31,	Year Ended September 30,
	2003*	2002	2001	2000	1999
Net asset value, beginning of period	$11.24	$10.72	$10.17	$10.12	$10.87
Investment operations:
mNet investment income	0.21	0.41	0.43	0.44	0.44
mNet realized and unrealized gain (loss) on investments	(0.24)	0.52	0.55	0.05	(0.75)
Total from investment operations	(0.03)	0.93	0.98	0.49	(0.31)
mLess distributions from net investment income	(0.21)	(0.41)	(0.43)	(0.44)	(0.44)
Net asset value, end of period	$11.00	$11.24	$10.72	$10.17	$10.12
Total return (%)	(0.27)	8.96	9.79	5.03	(2.95)
Ratios and supplemental data
Net assets, end of period (in thousands)	$7,622	$8,569	$7,943	$7,321	$7,686
mRatio of expenses to average net assets (%)	1.08	1.08	1.08	1.09	1.10
mRatio of net investment income to average net assets (%)	3.72	3.85	4.06	4.43	4.15
mPortfolio turnover (%)	7	21	16	26	17

VIRGINIA FUND
	Period Ended March 31,	Year Ended September 30,
	2003*	2002	2001	2000	1999
Net asset value, beginning of period	$12.16	$11.70	$11.14	$11.13	$11.93
Investment operations:
mNet investment income	0.23	0.48	0.49	0.50	0.49
mNet realized and unrealized gain (loss) on investments	(0.17)	0.46	0.56	0.01	(0.80)
Total from investment operations	0.06	0.94	1.05	0.51	(0.31)
mLess distribution from net investment income	(0.23)	(0.48)	(0.49)	(0.50)	(0.49)
mLess distribution from capital gains	(0.05)	--	--	--	--
Net asset value, end of period	$11.94	$12.16	$11.70	$11.14	$11.13
Total return (%)	0.49	8.22	9.62	4.78	(2.69)
Ratios and supplemental data
Net assets, end of period (in thousands)	$29,850	$30,080	$29,747	$28,526	$30,229
mRatio of expenses to average net assets (%)	1.01	1.01	1.01	1.02	1.02
mRatio of net investment income to average net assets (%)	3.84	4.05	4.26	4.60	4.22
mPortfolio turnover (%)	7	27	38	24	27

NATIONAL FUND

	Period Ended March 31,	Year Ended September 30,
	2003*	2002	2001	2000	1999
Net asset value, beginning of period	$11.53	$10.97	$10.43	$10.30	$11.00
Investment operations:
mNet investment income	0.19	0.41	0.49	0.42	0.42
mNet realized and unrealized gain (loss) on investments	(0.17)	0.56	0.54	0.13	(0.70)
Total from investment operations	0.02	0.97	1.03	0.55	(0.28)
mLess distribution from net investment income	(0.19)	(0.41)	(0.49)	(0.42)	(0.42)
Net asset value, end of period	$11.36	$11.53	$10.97	$10.43	$10.30
Total return (%)	0.23	9.08	10.03	5.53	(2.67)
Ratios and supplemental data
Net assets, end of period (in thousands)	$24,597	$24,274	$24,417	$21,951	$28,838
mRatio of expenses to average net assets (%)	1.06	1.07	1.06	1.07	1.07
mRatio of net investment income to average net assets (%)	3.44	3.70	4.48	4.15	3.87
mPortfolio turnover (%)	5	56	53	78	35

MONEY MARKET
	Period Ended March 31,	Year Ended September 30,
	2003*	2002	2001	2000	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
mNet investment income	--	0.01	0.03	0.03	0.02
mLess distribution from net investment income	--	(0.01)	(0.03)	(0.03)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	0.33	0.86	2.72	3.06	2.49
Ratios and supplemental data
Net assets, end of period (in thousands)	$4,896	$5,051	$5,095	$4,866	$6,818
mRatio of expenses to average net assets (%)	0.86	0.86	0.86	0.86	0.86
mRatio of expenses to average net assets after fee waiver[1] (%)	0.60	0.76	0.76	0.76	0.77
mRatio of net investment income to average net assets (%)	0.39	0.75	2.58	2.91	2.37
mRatio of net investment income to average net assets after fee waiver[1] (%)	0.65	0.85	2.68	3.01	2.46

*Unaudited

1See Notes 2 and 3 to the Financial Statements.

Notes to Financial Statements

For the period ended March 31, 2003

1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains five separate funds (described in the following sentences and defined as the "Funds") which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund invests in securities exempt from federal taxes. The National Fund and the State Funds invest in intermediate and long-term securities. The Money Market invests in short-term securities. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share.

Securities Valuation: The State and National Funds value securities having maturities of 60 days or less at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The Money Market uses the amortized cost method of valuation whereby portfolio securities are valued at acquisi-tion cost as adjusted for amortization of premium or accretion of discount.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income and Gains: Net invest-ment income, determined as gross invest--ment income less total expenses, is declared as a regular dividend monthly for the State and National Funds and daily for the Money Market. Dividends are distributed to share-holders or reinvested in additional shares as of the close of business at the end of each month. Capital gain distributions, if any, are declared and paid annually at year-end. Additional distributions may be made if necessary. Distributions paid during the years ended September 30, 2002 and 2001 were identical for book purposes and tax purposes.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribu-tion to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal Income Taxes. As of September 30, 2002, capital loss carryovers available to offset future capital gains for federal income tax purposes and the years they expire are as follows:

Expiration Date	Arizona Fund
September 30, 2003	$202,304
September 30, 2008	22,638

Expiration Date	Missouri Fund
September 30, 2007	$ 59,961
September 30, 2008	101,260

Expiration Date	National Fund
September 30, 2003	$850,587
September 30, 2008	160,551

Expiration Date	Money Market
September 30, 2007	$ 9
September 30, 2008	751

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market. Effective December 9, 2002, management waived 0.25% of this fee for the Money Market fund totaling $3,913 for the six-month period ended March 31, 2003. The fees are accrued daily and are paid monthly.

3. Service Agreement Fees. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. This percentage is 0.48% for the Arizona Fund, 0.46% for the Missouri Fund, 0.39% for the Virginia Fund, 0.44% for the National Fund and 0.36% for the Money Market. During the six-month period ended March 31, 2003 and years ended September 30, 2002, 2001, 2000, and 1999, we waived 0.10% of this fee totaling $2,521, $5,036, $5,006, $6,075, and $6,062, respectively for the Money Market.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of March 31, 2003:

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund
Aggregate Cost	$5,756,879	$6,827,846	$28,147,568	$20,019,443
Gross unrealized appreciation	508,672	626,995	1,670,53	1,965,452
Gross unrealized depreciation	--)	--	(1,739)	--
Net unrealized appreciation	$508,672	$626,995	$1,668,792	$1,965,452

5. Net Assets. At March 31, 2003, net assets included the following:

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund	Money Market
Paid in capital	$6,140,924	$7,093,668	$28,118,920	$23,545,632	$4,896,604
Accumulated net realized losses	(228,543)	(98,253)	62,116	(914,312)	(760)
Net unrealized appreciation on investments	508,672	626,995	1,668,792	1,965,452	--
mTotal Net Assets	$6,421,053	$7,622,410	$29,849,828	$24,596,772	$4,895,844

6. Investment Transactions.  Purchases and sales of securities (excluding short-term securities) for the six-month period ended March 31, 2003, were as follows:
	Purchases	Sales
Arizona Fund	$74,034	$221,601
Missouri Fund	550,171	1,241,346
Virginia Fund	2,903,434	2,133,384
National Fund	1,114,048	2,471,979

7. Capital Share Transactions.  An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	Period Ended March 31,	Year Ended Sept. 30,
Arizona Fund	2003	2002
In Dollars
Shares sold	$251,065	$526,148
Shares issued in reinvestment of dividends	82,112	184,798
Total shares issued	333,177	710,946
Shares redeemed	(641,375)	(1,024,030)
Net decrease	$(308,198)	$(313,084)
In Shares
Shares sold	23,940	49,142
Shares issued in reinvestment of dividends	7,578	17,398
Total shares issued	31,518	66,540
Shares redeemed	(60,332)	(96,133)
Net decrease	(28,814)	(29,593)
	Period Ended March 31,	Year Ended Sept. 30,
Missouri Fund	2003	2002
In Dollars
Shares sold	$63,935	$529,230
Shares issued in reinvestment of dividends	116,269	249,809
Total shares issued	180,204	779,039
Shares redeemed	(942,025)	(545,807)
Net increase (decrease)	$(761,821)	$233,232
In Shares
Shares sold	11,387	49,223
Shares issued in reinvestment of dividends	10,619	23,240
Total shares issued	22,006	72,463
Shares redeemed	(91,506)	(50,957)
Net increase (decrease)	(69,500)	21,506
	Period Ended March 31,	Year Ended Sept. 30,
Virginia Fund	2003	2002
In Dollars
Shares sold	$1,740,925	$2,726,222
Shares issued in reinvestment of dividends	634,650	1,075,387
Total shares issued	2,375,575	3,801,609
Shares redeemed	(2,072,628)	(4,571,717)
Net increase (decrease)	$302,947	$ (770,108)
In Shares
Shares sold	185,794	232,752
Shares issued in reinvestment of dividends	53,344	91,649
Total shares issued	239,138	324,401
Shares redeemed	(213,159)	(391,517)
Net increase (decrease)	25,979	(67,116)
	Period Ended March 31,	Year Ended Sept. 30,
National Fund	2003	2002
In Dollars
Shares sold	$2,360,581	$3,654,029
Shares issued in reinvestment of dividends	365,294	791,858
Total shares issued	2,725,875	4,445,887
Shares redeemed	(2,043,562)	(5,797,531)
Net increase (decrease)	$682,313	$(1,351,644)
In Shares
Shares sold	254,143	332,628
Shares issued in reinvestment of dividends	32,347	72,095
Total shares issued	286,490	404,723
Shares redeemed	(225,359)	(526,348)
Net increase (decrease)	61,131	(121,625)
	Period Ended March 31,	Year Ended Sept. 30,
Money Market	2003	2002
In Dollars & Shares
Shares sold	$887,746	$1,351,168
Shares issued in reinvestment of dividends	16,006	42,728
Total shares issued	903,752	1,393,896
Shares redeemed	(1,058,997)	(1,436,863)
Net decrease	$(155,245)	$ (42,967)

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
Mosaic Investors Fund
Mosaic Balanced Fund
Mosaic Mid-Cap Fund
Mosaic Foresight Fund

Mosaic Income Trust
Mosaic Government Fund
Mosaic Intermediate Income Fund
Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust
Mosaic Arizona Tax-Free Fund
Mosaic Missouri Tax-Free Fund
Mosaic Virginia Tax-Free Fund
Mosaic Tax-Free National Fund
Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3600

550 Science Drive
Madison, Wisconsin 53711

Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3486